Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The information below is provided pursuant to the SEC pay versus performance disclosure requirements set forth in Item 402(v) of SEC Regulation S-K (the “Pay Versus Performance Rule”), which requires companies to disclose certain information about the relationship between “Compensation Actually Paid” (“CAP”) to our CEO and to our Other NEOs and certain financial performance of the Company. CAP, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our Executive Officers during a covered year.

Pay Vs Performance

							Value of Initial Fixed
							$100 Investment Based		Other Performance
	CEO Pay (Burns)		CEO Pay (Gustafsson)		Other NEO Pay		On:		Measures
					Average
	Summary		Summary		Summary
	Compensation		Compensation		Compensation	Average		Cumulative
	Table Total	Compensation	Table Total	Compensation	Table Total	Compensation	Cumulative	Peer Group	Net Income	Net Sales
	Compensation	Actually Paid(5)	Compensation	Actually Paid(5)	Compensation	Actually Paid(5)	TSR(2)	TSR(3)	(in millions)	(in millions)(4)
Year(1)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
2025	13,890,300	6,427,632	n/a	n/a	4,123,239	1,647,313	63.18	258.38	419	5,396
2024	13,462,794	20,194,850	n/a	n/a	4,256,784	5,849,061	151	300	528	4,981
2023	11,259,895	11,421,955	9,505,801	8,505,689	3,213,206	3,348,299	107.00	219.40	296	4,584
2022	n/a	n/a	14,658,743	(17,540,875)	3,551,048	(1,906,950)	100.38	139.00	463	5,781
2021	n/a	n/a	13,589,616	37,632,608	3,261,693	6,936,499	233.01	193.58	837	5,627

(1)	The following table indicates the individuals who served as Zebra’s principal executive Officer and other NEOs for each fiscal year:

Fiscal Year	Principal Executive Officer	Other NEOs

2025	William Burns	Richard Hudson; Cristen Kogl; Jeffrey Schmitz; Joseph White; Nathan Winters

2024	William Burns	Cristen Kogl; Jeffrey Schmitz; Joseph White; Nathan Winters

2023	Anders Gustafsson (until March 1, 2023); William Burns (from March 1, 2023)	Joachim Heel; Cristen Kogl; Jeffrey Schmitz; Joseph White; Nathan Winters

2022	Anders Gustafsson	William Burns; Joachim Heel; Cristen Kogl; Nathan Winters

2021	Anders Gustafsson	William Burns; Joachim Heel; Cristen Kogl; Nathan Winters

(2)	The Cumulative Total Stockholder Return (“TSR”) reflects the value of $100 invested in Zebra common stock on December 31, 2020, assuming the reinvestment of dividends.
(3)	The Cumulative Peer Group TSR is market-cap weighted and reflects the TSR for S&P Information Technology Index, which is the peer group that Zebra uses for its industry comparators/index in its Form 10-K.
(4)	Net Sales in Zebra’s 2023 and 2024 Proxy Statements were underreported due to an administrative error.
(5)	To calculate CAP, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

Summary Compensation Table Total to Compensation Actually Paid Reconciliation

		Bonus and					Additions to /
		Non-Equity				Deductions	(Subtractions
		Incentive	Equity	Other		from SCT	from) SCT	Compensation
	Salary	Compensation	Compensation	Compensation(1)	SCT Total	Total(2)	Total(3)	Actually Paid
Year	($)	($)	($)	($)	($)	($)	($)	($)
CEO (Burns)
2025	1,025,001	1,763,514	11,000,214	101,572	13,890,300	(11,000,214)	3,537,546	6,427,632
2024	1,000,002	2,366,554	10,000,240	95,998	13,462,794	(10,000,240)	16,732,296	20,194,850
2023	946,205	224,372	10,000,537	88,782	11,259,895	(10,000,537)	10,162,596	11,421,955
CEO (Gustafsson)
2023	361,537	47,397	9,000,294	96,574	9,505,801	(9,000,294)	8,000,181	8,505,689
2023	1,200,000	1,255,500	12,000,000	203,243	14,658,743	(12,000,000)	(20,199,618)	(17,540,875)
2022	1,200,000	2,912,760	9,250,404	226,452	13,589,616	(9,250,404)	33,293,396	37,632,608
2021	1,093,846	781,725	8,000,100	202,056	10,077,727	(8,000,100)	21,779,329	23,856,956
Other NEOs (avg.)
2025	573,034	491,496	2,935,170	123,539	4,123,239	(2,935,170)	459,245	1,647,313
2024	576,249	911,119	2,719,099	50,316	4,256,784	(2,719,099)	4,311,376	5,849,061
2023	571,177	94,501	2,500,286	47,242	3,213,206	(2,500,286)	2,635,379	3,348,299
2022	601,296	445,129	2,437,500	67,123	3,551,048	(2,437,500)	(3,020,498)	(1,906,950)
2021	543,632	862,629	1,800,441	54,991	3,261,693	(1,800,441)	5,475,248	6,936,499

(1)	Reflects “all other compensation” reported in the SCT for each year shown.
(2)	Represents the grant date fair value of equity-based awards granted each year. Zebra does not offer pension plans; therefore, a deduction from SCT total related to pension value is not needed.
(3)	Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown. The equity component of Compensation Actually Paid for each fiscal year listed in the table is further detailed in the supplemental table below.

Supplemental Calculations – Compensation Actually Paid

Equity Component of Compensation Actually Paid

		CEO(1)					Other NEOs(1)
		Fair		Change in	Fair Value		Fair		Change in	Fair Value
		Value	Change in	Value of	of Current		Value	Change in	Value of	of Current
		of	Value of	Prior	Year		of	Value of	Prior	Year
		Current	Prior	Years'	Awards		Current	Prior	Years'	Awards
		Year	Years'	Awards	That	Equity	Year	Years'	Awards	That	Equity
		Equity	Awards	that	Failed	Value	Equity	Awards	that	Failed	Value
		Awards	Unvested	Vested	to Meet	Included	Awards	Unvested	Vested	to Meet	Included
		at	at	in	Vesting	in	at	at	in	Vesting	in
	Equity	12/31/2025	12/31/2025	FY2025	Conditions	CAP	12/31/2025	12/31/2025	FY2025	Conditions	CAP
	Type	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
FY 2025	SAR	—	—	—	—	—	—	—	—	—
	RSU	3,482,039	(1,715,064)	(903,039)	—	863,935	731,277	(424,607)	(341,719)	(95,860)	(130,910)
	PSU	8,257,655	(5,451,506)	(132,539)	—	2,673,610	1,734,146	(811,069)	(61,564)	(271,358)	590,155
	2025 Total	11,739,694	(7,166,570)	(1,035,578)	—	3,537,546	2,465,423	(1,235,676)	(403,283)	(367,218)	459,245
FY 2024	SAR	—	—	22,058	—	22,058	—	—	8,282	—	8,282
	RSU	4,922,374	851,981	229,419	—	6,003,774	1,347,136	351,798	91,517	—	1,790,451
	PSU	7,498,461	3,167,584	40,422	—	10,706,464	1,773,424	717,247	21,973	—	2,512,644
	2024 Total	12,420,835	4,019,562	291,899	—	16,732,296	3,120,559	1,069,045	121,772	—	4,311,376
FY 2023	SAR	—	3,367	1,327	—	4,694	—	1,556	1,129	—	2,685
(Burns	RSU	2,731,113	(4,302)	9,289	—	2,736,100	1,029,087	(2,549)	9,784	—	1,036,323
CEO)	PSU	7,402,050	(16,242)	35,994	—	7,421,802	1,586,243	(6,499)	16,627	—	1,596,371
	2023 (Burns CEO) Total	10,133,163	(17,177)	46,610	—	10,162,596	2,615,331	(7,492)	27,540	—	2,635,379
FY 2023	SAR	—	17,367	4,927	—	22,294
(Gustafsson	RSU	7,861,517	(16,793)	12,513	—	7,857,237
CEO)	PSU	—	(65,152)	185,802	—	120,650
	2023 (Gustafsson CEO) Total	7,861,517	(64,578)	203,242	—	8,000,181
FY 2022	SAR	—	(4,749,403)	(3,927,669)	—	(8,677,071)	—	(567,776)	(488,103)	—	(1,055,879)
	RSU	3,345,894	(3,208,002)	(2,679,084)	—	(2,541,192)	679,743	(542,996)	(379,301)	—	(242,554)
	PSU	5,018,713	(8,323,393)	(5,676,675)	—	(8,981,355)	1,019,551	(2,115,266)	(626,351)	—	(1,722,066)
	2022 Total	8,364,607	(16,280,798)	(12,283,428)	—	(20,199,618)	1,699,294	(3,226,037)	(1,493,755)	—	(3,020,498)
FY 2021	SAR	—	6,424,221	2,385,222	—	8,809,443	—	780,885	310,428	—	1,091,314
	RSU	4,565,184	2,864,669	1,487,720	—	8,917,573	890,568	368,707	212,330	—	1,471,604
	PSU	6,847,776	5,838,780	2,879,824	—	15,566,380	1,332,653	1,174,409	405,268	—	2,912,330
	2021 Total	11,412,960	15,127,670	6,752,766	—	33,293,396	2,223,221	2,324,001	928,026	—	5,475,248
FY 2020	SAR	3,560,497	4,382,827	(748,856)	—	7,194,468	356,474	421,051	(92,071)	—	685,454
	RSU	5,020,503	1,946,239	(620,904)	—	6,345,838	557,816	184,700	(85,710)	—	656,806
	PSU	5,020,503	3,953,314	(734,794)	—	8,239,023	502,704	637,309	(102,566)	—	1,037,447
	2020 Total	13,601,503	10,282,380	(2,104,554)	—	21,779,329	1,416,994	1,243,060	(280,348)	—	2,379,706

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote
(1)	The following table indicates the individuals who served as Zebra’s principal executive Officer and other NEOs for each fiscal year:

Fiscal Year	Principal Executive Officer	Other NEOs

2025	William Burns	Richard Hudson; Cristen Kogl; Jeffrey Schmitz; Joseph White; Nathan Winters

2024	William Burns	Cristen Kogl; Jeffrey Schmitz; Joseph White; Nathan Winters

2023	Anders Gustafsson (until March 1, 2023); William Burns (from March 1, 2023)	Joachim Heel; Cristen Kogl; Jeffrey Schmitz; Joseph White; Nathan Winters

2022	Anders Gustafsson	William Burns; Joachim Heel; Cristen Kogl; Nathan Winters

2021	Anders Gustafsson	William Burns; Joachim Heel; Cristen Kogl; Nathan Winters

Peer Group Issuers, Footnote	The Cumulative Peer Group TSR is market-cap weighted and reflects the TSR for S&P Information Technology Index, which is the peer group that Zebra uses for its industry comparators/index in its Form 10-K
PEO Total Compensation Amount	$ 4,123,239	$ 4,256,784	$ 3,213,206	$ 3,551,048	$ 3,261,693
PEO Actually Paid Compensation Amount	1,647,313	5,849,061	3,348,299	(1,906,950)	6,936,499
Non-PEO NEO Average Total Compensation Amount	4,123,239	4,256,784	3,213,206	3,551,048	3,261,693
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,647,313	5,849,061	3,348,299	(1,906,950)	6,936,499
Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs Zebra Cumulative TSR

CAP for the CEO and Other NEOs aligns with Zebra’s TSR over the 2021-2025 period. Zebra’s TSR directly impacts the value of CAP given the weight of equity incentive awards as a part of target compensation in our executive compensation program; during the 2021-2025 period, equity incentive awards comprised on average over 76% of the CEO’s target compensation per year and over 65% of the Other NEOs target compensation per year. This practice aligns the interests of Zebra’s Executive Officers with those of our stockholders. Declines in Zebra’s TSR in 2022 and 2025 led to lower CAP amounts to our CEO and other NEOs in that year; increase in TSR in 2024 led to higher CAP in those years; and the relatively flat TSR in 2023 resulted in modest CEO and Other NEO CAP growth in 2023.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs Zebra Net Income

Although Zebra’s executive compensation program does not use Net Income to determine an executive’s total compensation, or an executive officer’s payouts under ZIP or PVRSU grants, CAP for the CEO and Other NEOs generally aligns with Zebra’s Net Income over the 2021-2025 period. This alignment reflects changes to Zebra’s stock price due to changes in Net Income; CAP amounts are sensitive to changes in Zebra’s stock price given the weight of equity incentive awards as a part of target compensation in our executive compensation program.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid vs Zebra Net Sales (Company Selected Measure)

Zebra uses Net Sales as a metric under its ZIP and Net Sales CAGR as a metric for performance-vested restricted stock, and CAP for the CEO and other NEOs generally aligns with Zebra’s Net Sales over the 2021-2025 period. As indicated below, with a higher growth in Net Sales from 2023 through 2025, CAP for the CEO and Other NEOs in 2024 increased relative to each respective year’s prior year CAP. When Net Sales growth declined or slowed from 2022 through 2023, the CEO and Other NEO CAP amounts declined or increased at a more modest rate.

Total Shareholder Return Vs Peer Group

Cumulative TSR Comparison

As shown in the chart below, the Company’s five-year cumulative Total Shareholder Return (“TSR”) is less than the companies included in our industry index.

The following chart shows Cumulative TSR and reflects the values of $100 invested in Zebra common stock and Cumulative Peer Group TSR on December 31, 2020 as of December 31 of each subsequent year, assuming the reinvestment of dividends. The Cumulative Peer Group TSR is market-cap weighted and reflects the TSR for S&P Information Technology Index, which is the peer group that Zebra uses for its industry comparators/index in its Form 10- K.

*	$100 invested on 12/31/2020 in stock or index, including reinvestment of dividends. Fiscal year ending December 31.

	Indexed TSR
	Zebra	Cumulative Peer
	Cumulative TSR	Group TSR
Year	($)	($)
2025	63.18	258.38
2024	100.49	208.30
2023	71.12	152.48
2022	66.72	96.60
2021	154.87	134.53

Tabular List, Table

Most Important Performance Measures
✓ Adjusted EBITDA	✓ Net Sales
✓ Adjusted EBITDA Margin	✓ Net Sales Compound Annual Growth Rate (CAGR)
✓ Strategic Growth Index	✓ Free Cash Flow Conversion

Total Shareholder Return Amount	$ 63.18	151	107	100.38	233.01
Peer Group Total Shareholder Return Amount	258.38	300	219.4	139	193.58
Net Income (Loss)	$ 419,000,000	$ 528,000,000	$ 296,000,000	$ 463,000,000	$ 837,000,000
Company Selected Measure Amount	5,396,000,000	4,981,000,000	4,584,000,000	5,781,000,000	5,627,000,000
PEO Name	William Burns
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Net Sales Compound Annual Growth Rate (CAGR)
Measure:: 5
Pay vs Performance Disclosure
Name	Strategic Growth Index
Mr Gustafsson
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 9,505,801	$ 14,658,743	$ 13,589,616	$ 10,077,727
PEO Actually Paid Compensation Amount			8,505,689	(17,540,875)	37,632,608	23,856,956
Mr Burns
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,890,300	$ 13,462,794	11,259,895
PEO Actually Paid Compensation Amount	6,427,632	20,194,850	11,421,955
PEO | Mr Gustafsson
Pay vs Performance Disclosure
Salary			361,537	1,200,000	1,200,000	1,093,846
Bonus and Non-Equity Incentive Compensation			47,397	1,255,500	2,912,760	781,725
Equity Compensation			9,000,294	12,000,000	9,250,404	8,000,100
Other Compensation			96,574	203,243	226,452	202,056
PEO | Mr Gustafsson | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,000,294)	(12,000,000)	(9,250,404)	(8,000,100)
PEO | Mr Gustafsson | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,000,181	(20,199,618)	33,293,396	21,779,329
PEO | Mr Gustafsson | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,861,517	8,364,607	11,412,960	13,601,503
PEO | Mr Gustafsson | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(64,578)	(16,280,798)	15,127,670	10,282,380
PEO | Mr Gustafsson | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			203,242	(12,283,428)	6,752,766	(2,104,554)
PEO | Mr Gustafsson | Fair Value of Current Year Equity Awards SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						3,560,497
PEO | Mr Gustafsson | Fair Value of Current Year Equity Awards RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,861,517	3,345,894	4,565,184	5,020,503
PEO | Mr Gustafsson | Fair Value of Current Year Equity Awards PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,018,713	6,847,776	5,020,503
PEO | Mr Gustafsson | Change in value of Prior Years' Awards Unvested SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,367	(4,749,403)	6,424,221	4,382,827
PEO | Mr Gustafsson | Change in value of Prior Years' Awards Unvested RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(16,793)	(3,208,002)	2,864,669	1,946,239
PEO | Mr Gustafsson | Change in value of Prior Years' Awards Unvested PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(65,152)	(8,323,393)	5,838,780	3,953,314
PEO | Mr Gustafsson | Change in value of Prior Years' Awards Vested SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,927	(3,927,669)	2,385,222	(748,856)
PEO | Mr Gustafsson | Change in value of Prior Years' Awards Vested RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,513	(2,679,084)	1,487,720	(620,904)
PEO | Mr Gustafsson | Change in value of Prior Years' Awards Vested PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			185,802	(5,676,675)	2,879,824	(734,794)
PEO | Mr Gustafsson | Equity Awards Adjustments SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			22,294	(8,677,071)	8,809,443	7,194,468
PEO | Mr Gustafsson | Equity Awards Adjustments RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,857,237	(2,541,192)	8,917,573	6,345,838
PEO | Mr Gustafsson | Equity Awards Adjustments PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			120,650	(8,981,355)	15,566,380	8,239,023
PEO | Mr Burns
Pay vs Performance Disclosure
Salary	1,025,001	1,000,002	946,205
Bonus and Non-Equity Incentive Compensation	1,763,514	2,366,554	224,372
Equity Compensation	11,000,214	10,000,240	10,000,537
Other Compensation	101,572	95,998	88,782
PEO | Mr Burns | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,000,214)	(10,000,240)	(10,000,537)
PEO | Mr Burns | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,537,546	16,732,296	10,162,596
PEO | Mr Burns | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,739,694	12,420,835	10,133,163
PEO | Mr Burns | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,166,570)	4,019,562	(17,177)
PEO | Mr Burns | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,035,578)	291,899	46,610
PEO | Mr Burns | Fair Value of Current Year Equity Awards RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,482,039	4,922,374	2,731,113
PEO | Mr Burns | Fair Value of Current Year Equity Awards PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,257,655	7,498,461	7,402,050
PEO | Mr Burns | Change in value of Prior Years' Awards Unvested SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,367
PEO | Mr Burns | Change in value of Prior Years' Awards Unvested RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,715,064)	851,981	(4,302)
PEO | Mr Burns | Change in value of Prior Years' Awards Unvested PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,451,506)	3,167,584	(16,242)
PEO | Mr Burns | Change in value of Prior Years' Awards Vested SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		22,058	1,327
PEO | Mr Burns | Change in value of Prior Years' Awards Vested RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(903,039)	229,419	9,289
PEO | Mr Burns | Change in value of Prior Years' Awards Vested PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		40,422	35,994
PEO | Mr Burns | Fair Value of Current Year Failed To Meet PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(132,539)
PEO | Mr Burns | Equity Awards Adjustments SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		22,058	4,694
PEO | Mr Burns | Equity Awards Adjustments RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	863,935	6,003,774	2,736,100
PEO | Mr Burns | Equity Awards Adjustments PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,673,610	10,706,464	7,421,802
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(811,069)
Salary	573,034	576,249	571,177	601,296	543,632
Bonus and Non-Equity Incentive Compensation	491,496	911,119	94,501	445,129	862,629
Equity Compensation	2,935,170	2,719,099	2,500,286	2,437,500	1,800,441
Other Compensation	123,539	50,316	47,242	67,123	54,991
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,935,170)	(2,719,099)	(2,500,286)	(2,437,500)	(1,800,441)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	459,245	4,311,376	2,635,379	(3,020,498)	5,475,248	2,379,706
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,465,423	3,120,559	2,615,331	1,699,294	2,223,221	1,416,994
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,235,676)	1,069,045	(7,492)	(3,226,037)	2,324,001	1,243,060
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(403,283)	121,772	27,540	(1,493,755)	928,026	(280,348)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(367,218)
Non-PEO NEO | Fair Value of Current Year Equity Awards SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						356,474
Non-PEO NEO | Fair Value of Current Year Equity Awards RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	731,277	1,347,136	1,029,087	679,743	890,568	557,816
Non-PEO NEO | Fair Value of Current Year Equity Awards PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,734,146	1,773,424	1,586,243	1,019,551	1,332,653	502,704
Non-PEO NEO | Change in value of Prior Years' Awards Unvested SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,556	(567,776)	780,885	421,051
Non-PEO NEO | Change in value of Prior Years' Awards Unvested RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(424,607)		(2,549)	(542,996)	368,707	184,700
Non-PEO NEO | Change in value of Prior Years' Awards Unvested PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		717,247	(6,499)	(2,115,266)	1,174,409	637,309
Non-PEO NEO | Change in value of Prior Years' Awards Vested SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,282	1,129	(488,103)	310,428	(92,071)
Non-PEO NEO | Change in value of Prior Years' Awards Vested RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(341,719)	91,517	9,784	(379,301)	212,330	(85,710)
Non-PEO NEO | Change in value of Prior Years' Awards Vested PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		21,973	16,627	(626,351)	405,268	(102,566)
Non-PEO NEO | Fair Value of Current Year Failed To Meet RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(95,860)
Non-PEO NEO | Fair Value of Current Year Failed To Meet PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(271,358)
Non-PEO NEO | Equity Awards Adjustments SAR
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,282	2,685	(1,055,879)	1,091,314	685,454
Non-PEO NEO | Equity Awards Adjustments RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(130,910)	1,790,451	1,036,323	(242,554)	1,471,604	656,806
Non-PEO NEO | Equity Awards Adjustments PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	590,155	2,512,644	$ 1,596,371	$ (1,722,066)	$ 2,912,330	$ 1,037,447
Non-PEO NEO | Mr Burns | Change in value of Prior Years' Awards Unvested RSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 351,798
Non-PEO NEO | Mr Burns | Change in value of Prior Years' Awards Vested PSU
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (61,564)